Schedule III - Real Estate and Accumulated Depreciation - Changes in Accumulated Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Balance at beginning of period	$ 21,348		$ 15,890
Deductions during period:	0		0
Depreciation of real estate	7,415		5,458
Balance at close of period	$ 28,763	[1]	$ 21,348

[1]	The initial costs of buildings are depreciated over 39 years using a straight-line method of accounting; improvements capitalized subsequent to acquisition are depreciated over the shorter of the lease term or useful life, generally ranging from one to 20 years.